CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Cash and cash equivalents	$ 155,532,143	¥ 1,069,361,250	¥ 671,360,926	¥ 504,214,699
Prepaid expenses and other current assets	16,754,103	115,192,835	82,099,649
TOTAL ASSETS	674,419,240	4,636,969,497	3,887,694,725
LIABILITIES
Accrued expenses and other liabilities	25,991,051	178,701,474	137,328,364
TOTAL LIABILITIES	162,737,348	1,118,900,645	2,122,153,724
Equity:
Common Shares	27,574	189,586	173,444
Additional paid-in capital	410,766,203	2,824,223,031	1,971,701,910
Retained earnings (Accumulated deficits)	93,100,845	640,114,859	(242,997,034)
Accumulated other comprehensive income	7,635,046	52,494,757	33,449,640
Total X Financial shareholders' equity	511,529,668	3,517,022,233	1,762,327,960
TOTAL LIABILITIES AND EQUITY	674,419,240	4,636,969,497	3,887,694,725
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	45,015,503	309,504,088	117,396,413
Prepaid expenses and other current assets	846,955	5,823,242
Amount due from subsidiaries and VIEs	119,074,352	818,695,709	273,684,830
Investments in subsidiaries and VIEs	354,628,672	2,438,249,431	1,371,246,717
TOTAL ASSETS	519,565,482	3,572,272,470	1,762,327,960
LIABILITIES
Accrued expenses and other liabilities	8,035,814	55,250,237
TOTAL LIABILITIES	8,035,814	55,250,237
Equity:
Common Shares	27,574	189,586	173,444
Additional paid-in capital	410,766,203	2,824,223,031	1,971,701,910
Retained earnings (Accumulated deficits)	93,100,845	640,114,859	(242,997,034)
Accumulated other comprehensive income	7,635,046	52,494,757	33,449,640
Total X Financial shareholders' equity	511,529,668	3,517,022,233	1,762,327,960
TOTAL LIABILITIES AND EQUITY	$ 519,565,482	¥ 3,572,272,470	¥ 1,762,327,960